Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($) Customer	Mar. 31, 2023 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	3
Revenue	$ 242,933	$ 242,509
Adjusted EBITDA	$ 164,219	$ 174,204
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	2
Revenue	$ 162,211	$ 172,601
Adjusted EBITDA	$ 107,250	$ 119,122
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 35,970	$ 27,403
Adjusted EBITDA	23,287	22,610
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	30,486	28,831
Adjusted EBITDA	24,827	23,470
Water [Member]
Financial information by segment [Abstract]
Revenue	14,266	13,674
Adjusted EBITDA	8,855	9,002
North America [Member]
Financial information by segment [Abstract]
Revenue	86,232	72,840
Adjusted EBITDA	55,026	51,969
South America [Member]
Financial information by segment [Abstract]
Revenue	44,678	43,720
Adjusted EBITDA	34,568	33,788
EMEA [Member]
Financial information by segment [Abstract]
Revenue	112,023	125,949
Adjusted EBITDA	$ 74,625	$ 88,447